Short-term investments	12 Months Ended
Dec. 31, 2018
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Short-term investments

16. Short-term investments

	December 31,
	2017	2018
	(in £)
Short-term investments	2,500,000	2,500,000

Short-term investments consist of cash deposits held with greater than three months term to maturity. None of these investments are held with terms greater than a year.